Impairment of goodwill and intangible assets (Details) - GBP (£) £ in Thousands	9 Months Ended
	Oct. 31, 2018	Oct. 31, 2017		Jan. 31, 2018 [3]
Disclosure of impairment loss recognised or reversed [line items]
Impairment of goodwill and intangible assets	£ 3,986	£ 0	[1],[2]
Intangible assets	10,826			£ 14,785
Goodwill	1,814			£ 2,478
MuOx Limited
Disclosure of impairment loss recognised or reversed [line items]
Impairment of goodwill and intangible assets	4,000	£ 0
Intangible assets	3,300
Goodwill	£ 700
Discount rate used in measurement of fair value of intangible assets	18.00%

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’